Condensed Financial Information of New Borun (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 New Borun USD ($)	Dec. 31, 2013 New Borun CNY	Dec. 31, 2012 New Borun CNY	Dec. 31, 2011 New Borun CNY
Operating expenses:
General and administrative	$ (6,830,604)	(41,645,512)	(49,845,321)	(53,779,944)	$ (851)	(5,188)		(2,584,881)
Loss from operations	32,628,832	198,934,724	292,429,391	451,102,011	(851)	(5,188)		(2,584,881)
Other income:
Interest income	631,513	3,850,272	1,364,810	1,169,183				164
Equity in earnings of subsidiaries					13,044,908	79,533,497	188,151,454	315,579,191
Income before income tax expenses	17,497,145	106,678,342	250,868,605	418,189,154	13,044,057	79,528,309	188,151,454	312,994,474
Income tax expenses	4,453,088	27,150,033	62,717,151	105,194,680
Net income	$ 13,044,057	79,528,309	188,151,454	312,994,474	$ 13,044,057	79,528,309	188,151,454	312,994,474